Deferred Income - Additional Information (Detail) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Deferred Revenue Arrangement [Line Items]
Deferred revenue, current	$ 2,995,657	$ 2,843,994
Time and Bareboat Deferred Revenue [Member]
Deferred Revenue Arrangement [Line Items]
Deferred revenue, current	$ 2,995,657	$ 2,843,994